Line of Credit (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Line of Credit [Abstract]
Maximum credit limit under line of credit	$ 8,000,000	$ 8,000,000	$ 5,000,000
Line of credit basis of interest rate	The Line of Credit bears interest at the bank's US Base Rate (March 31, 2021 - 3.75%, March 31, 2020 - 3.75%) plus 1.5%.
Personal guarantees provided by company directors	$ 5,020,000
Description of current ratio limit under line of credit	1.2:1
Description of temporary reduction in current ratio under line of credit	1.0:1
Line of credit, drawn balance		$ 5,469,944